SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September30, 2011

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Impax Asset Management Limited
Address:    Norfolk House
		31 St James's Square
		London SW1Y 4JR
		UNITED KINGDOM

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Knight
Title:      Chief Compliance Officer
Phone:      44(0)207 7432 2626

Signature, Place, and Date of Signing:

     M B Knight            	London United Kingdom		16 September 2011
- -----------------------             ------------            -----------------
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   37
                                          -----------
Form 13F Information Table Value Total:   $516988
                                          -----------
                                          (thousands)

List of Other Included Managers:


ISSUER                           CLASS   CUSIP        	 VALUE    SH/PRN	PUT/  INV         OTHER        VOTING AUTH
                                                        '000s          		CALL  DISCRETION   MGRS    SOLE
Active Power Inc		Common	00504W100	 2861	2217773 		S		     S
Aecom Tech			Common	00766T100	 1097	  32102			S		     S
Aegion Corp			Common	457667103	  410	  35400			S		     S
Air Products			Common	009158106	 4514	  58800			S		     S
American Water Works 		Common	030420103	 6931	 229650			S		     S
Aqua America Inc		Common	03826W103	 2573	 119300			S		     S
Badger Meter			Common	056525108	22324	 771667			S		     S
California Water Services	Common	130788102	  753	  42540			S		     S
Clarcor Inc			Common	179895107	31335	 757247			S		     S
Clean Harbors Inc		Common	184496107	33429	 651634			S		     S
Cooper Industries		Common	216648402	 3045	  65728			S		     S
Danaher Corp			Common	235851102	 2286	  54480			S		     S
Emerson Electric Co.		Common	291011104	 3647	  88279			S		     S
ICF International Inc		Common	44925C103	15379	 817580			S		     S
Idex Corp			Common	45167R104	 1630	  52300 		S		     S
Itron Inc			Common	465741106	22020	 746426			S		     S
Johnson Controls inc		Common	478366107	 3247	 122600			s		     S
LKQ Corp			Common	501889208	46971	1944164			S		     S
Metalico Inc			Common	591176102	 8963	2298318			S		     S
Nalco Holdings			Common	62985Q101	16525	 472016			S		     S
Ormat Technologies Inc		Common	686688102	20345	1265252			S		     S
Pall Corp			Common	696429307	47726	1125617			S		     S
Pentair Inc.			Common	709631105	27777	 867770			s		     S
Perkinelmer Inc.		Common	714046109	 4953	 257842			S		     S
Power Integrations Inc		Common	739276103	22192	 724998			S		     S
Regal Beloit			Common	758750103	36437	 800361			S		     S
Republic services Inc		Common	760759100	 3224	 114255			S		     S
Rogers Corp.			Common	775133101	 1057	  27000			S		     S
Roper Industries Inc		Common	776696106	 2252     32675			S		     S
Semileds Corp.			Common	816645105	 4030	1054985			S		     S
Sims Group			Common	829160100	26287	2227684			S		     S
Stericycle Inc			Common	858912108	23606	 292448			S		     S
Sunpower Corp class B		Common	867652307	 5572	 758152			S		     S
Tetra Tech Inc			Common	88162G103	21867	1166887			S		     S
Thermo Fisher Scientific Inc	Common	883556102	 5796	 114463			S		     S
Watts Water Technologies-A	Common	942749102	30267	1135711			S		     S
3M Co				Common	88579Y101	 3660	  50984			S		     S